Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
9.	Goodwill and other intangible assets
Intangible assets other than goodwill acquired during the fiscal year ended March 31, 2020 totaled 146,023 million yen, of which 145,596 million yen is subject to amortization, and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	7,848	8
Software to be sold, leased or otherwise marketed	16,609	3
Internal-use software	93,768	4
Music catalogs	19,837	14
Other	7,534	11

In the fiscal year ended March 31, 2020, additions to
internal-use
software primarily related to the capitalization of new software across several business platforms.
Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2019		March 31, 2020
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	169,761	(145,525)	166,076	(146,051)
Customer relationships	15,759	(11,825)	16,104	(12,467)
Trademarks	15,768	(9,863)	11,152	(6,114)
Software to be sold, leased or otherwise marketed	125,350	(96,322)	141,111	(110,663)
Internal-use software	529,022	(345,935)	594,109	(384,236)
Music catalogs	615,206	(106,725)	612,266	(124,787)
Artist contracts	42,575	(29,108)	41,764	(29,017)
Television carriage contracts (broadcasting agreements)	74,605	(28,685)	53,266	(21,645)
Other	61,675	(49,288)	64,456	(51,317)

Total	1,649,721	(823,276)	1,700,304	(886,297)

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2018, 2019 and 2020 was 123,450 million yen, 109,452 million yen and 110,819 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2021	97,978
2022	82,057
2023	66,079
2024	50,098
2025	38,658

Total carrying amount of intangible assets having an indefinite life is
 comprised of the following:

	Yen in millions
	March 31
	2019	2020
Trademarks	69,447	69,975
Distribution agreements	18,834	18,834
Other	3,240	3,494

Total	91,521	92,303

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2019 and 2020 are as follows:

	G&NS	Music	Pictures	EP&S	I&SS	Financial Services	All Other	Total
Balance, March 31, 2018:
Goodwill — gross	150,606	165,700	246,620	194,468	45,793	7,931	27,912	839,030
Accumulated impairments	—	(306)	(102,208)	(181,665)	—	(706)	(23,653)	(308,538)

Goodwill	150,606	165,394	144,412	12,803	45,793	7,225	4,259	530,492

Increase (decrease) due to:
Acquisitions *	2,261	240,396	387	—	—	—	—	243,044
Sales and dispositions	—	—	—	—	—	—	—	—
Impairments	—	—	—	(776)	—	—	(4,331)	(5,107)
Translation adjustments	1,088	(2,420)	3,673	(73)	771	—	72	3,111
Other	—	—	(2,988)	—	—	—	—	(2,988)

Balance, March 31, 2019:
Goodwill — gross	153,955	403,676	252,262	194,416	46,564	7,931	28,570	1,087,374
Accumulated impairments	—	(306)	(106,778)	(182,462)	—	(706)	(28,570)	(318,822)

Goodwill	153,955	403,370	145,484	11,954	46,564	7,225	—	768,552

Increase (decrease) due to:
Acquisitions *	17,945	2,956	14,889	364	—	3,609	—	39,763
Sales and dispositions	—	—	(609)	—	—	—	—	(609)
Impairments	—	—	—	—	—	—	—	—
Translation adjustments	(926)	(13,802)	(5,410)	(129)	(372)	—	—	(20,639)
Other	—	(1,199)	(1,980)	—	—	—	—	(3,179)

Balance, March 31, 2020:
Goodwill — gross	170,974	391,631	257,074	194,635	46,192	11,540	28,269	1,100,315
Accumulated impairments	—	(306)	(104,700)	(182,446)	—	(706)	(28,269)	(316,427)

Goodwill	170,974	391,325	152,374	12,189	46,192	10,834	—	783,888

Sony realigned its business segments from the first quarter of the fiscal year ended March 31, 2020. As a result of this realignment, the former HE&S, IP&S and MC segments have been realigned as the EP&S segment. In connection with this realignment, the carrying amounts of associated goodwill for the former HE&S, IP&S and MC segments have been reclassified to the EP&S segment for the fiscal years ended March 31, 2018 and 2019. Refer to Note 29.
*
Acquisitions for the fiscal year ended March 31, 2019 relate mainly to the acquisition of EMI Music Publishing in the Music segment. Acquisitions for the fiscal year ended March 31, 2020 relate mainly to the acquisition of Insomniac Games, Inc. in the G&NS segment, Silvergate Media in the Pictures segment and AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. in the Financial Services segment. Refer to Note 25.